AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund and AmericaFirst Quantitative Strategies Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on November 21, 2012 (SEC Accession No. 0001162044-12-001180).